Earnings per share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Earnings per share

	2022	2021	2020
	£m	£m	£m
Profit attributable to ordinary equity holders of the parent	5,023	6,205	1,526

	2022	2021	2020
	million	million	million
Basic weighted average number of shares in issue	16,333	16,985	17,300
Number of potential ordinary shares	534	435	368
Diluted weighted average number of shares	16,867	17,420	17,668

	Basic earnings per share			Diluted earnings per share
	2022	2021	2020	2022	2021	2020
	p	p	p	p	p	p
Earnings per ordinary share	30.8	36.5	8.8	29.8	35.6	8.6